Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	47 Months Ended	60 Months Ended	66 Months Ended	78 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000025777
Average Annual Return [Line Items]
Average Annual Return, Percent	13.88%	42.61%		7.06%			11.98%
C000025774
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%	42.84%		16.93%			14.50%
C000025772
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%	16.86%		12.85%			11.30%
C000025769
Average Annual Return [Line Items]
Average Annual Return, Percent	9.94%	62.74%		24.79%			19.53%
C000198491
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%	30.98%		13.47%		12.36%
C000025775
Average Annual Return [Line Items]
Average Annual Return, Percent	10.74%	42.82%		14.60%			12.74%
C000025773
Average Annual Return [Line Items]
Average Annual Return, Percent	1.36%	22.73%		7.96%			14.15%
C000025768
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.40%)	(3.44%)		16.16%			2.89%
C000025770
Average Annual Return [Line Items]
Average Annual Return, Percent	(14.23%)	(15.09%)		4.33%			(9.66%)
C000025771
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%	21.59%		10.45%			5.76%
C000012058
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%	33.81%		4.56%			7.36%
C000025776
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%	46.94%		3.71%			6.42%
C000012063
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	21.48%		(0.38%)			0.77%
C000012077
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%	35.52%		15.49%			12.96%
C000012076
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%	42.00%		19.53%			16.32%
C000012075
Average Annual Return [Line Items]
Average Annual Return, Percent	6.96%	27.54%		10.51%			9.05%
C000210345
Average Annual Return [Line Items]
Average Annual Return, Percent	9.15%	38.43%		10.07%	9.15%
C000222498
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%	25.00%	16.25%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Total Market Index
Average Annual Return, Percent	9.60%	35.24%		15.15%			12.75%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Total Market Index
Average Annual Return, Percent	9.60%	35.24%		15.15%			12.75%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Total Market Index
Average Annual Return, Percent	9.60%	35.24%		15.15%			12.75%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Total Market Index
Average Annual Return, Percent	9.60%	35.24%		15.15%			12.75%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Average Annual Return, Percent	10.21%	36.22%		15.94%		14.83%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Total Market Index
Average Annual Return, Percent	9.60%	35.24%		15.15%			12.75%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Total Market Index
Average Annual Return, Percent	9.60%	35.24%		15.15%			12.75%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Total Market Index
Average Annual Return, Percent	9.60%	35.24%		15.15%			12.75%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Total Market Index
Average Annual Return, Percent	9.60%	35.24%		15.15%			12.75%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Total Market Index
Average Annual Return, Percent	9.60%	35.24%		15.15%			12.75%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Total Market Index
Average Annual Return, Percent	9.60%	35.24%		15.15%			12.75%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P Total Market Index
Average Annual Return, Percent	9.60%	35.24%		15.15%			12.75%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	9.65%	35.19%		15.26%			12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	9.65%	35.19%		15.26%			12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	9.65%	35.19%		15.26%			12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	9.65%	35.19%		15.26%			12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	9.65%	35.19%		15.26%	14.78%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	9.65%	35.19%	15.21%
Dow Jones U.S. Select Aerospace & Defense Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Aerospace & Defense Index™
Average Annual Return, Percent	14.11%	43.17%		7.48%			12.45%
Dow Jones U.S. Select Investment Services Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Investment Services Index™
Average Annual Return, Percent	11.73%	43.38%		17.33%			14.93%
Dow Jones U.S. Select Health Care Providers Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Health Care Providers Index™
Average Annual Return, Percent	5.12%	17.30%		13.26%			11.73%
Dow Jones U.S. Select Home Construction Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Home Construction Index™
Average Annual Return, Percent	10.18%	63.47%		25.31%			20.04%
NYSE FactSet U.S. Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE FactSet U.S. Infrastructure Index™
Average Annual Return, Percent	9.61%	31.13%		13.76%		12.70%
Dow Jones U.S. Select Insurance Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Insurance Index™
Average Annual Return, Percent	11.00%	43.36%		15.06%			13.19%
Dow Jones U.S. Select Medical Equipment Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Medical Equipment Index™
Average Annual Return, Percent	1.54%	23.18%		8.36%			14.62%
Dow Jones U.S. Select Oil Exploration & Production Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Oil Exploration & Production Index™
Average Annual Return, Percent	(13.24%)	(3.08%)		16.62%			3.29%
Dow Jones U.S. Select Oil Equipment & Services Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Oil Equipment & Services Index™
Average Annual Return, Percent	(14.09%)	(14.79%)		4.77%			(9.39%)
Dow Jones U.S. Select Pharmaceuticals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Pharmaceuticals Index™
Average Annual Return, Percent	5.10%	21.90%		10.78%			6.07%
Dow Jones U.S. Real Estate Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Real Estate Capped Index™
Average Annual Return, Percent	15.11%	34.26%		4.90%			7.77%
Dow Jones U.S. Select Regional Banks Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Regional Banks Index™
Average Annual Return, Percent	11.85%	47.56%		4.11%			6.86%
Russell 1000 Telecommunications RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Telecommunications RIC 22.5/45 Capped Index
Average Annual Return, Percent	16.49%	21.83%		(0.07%)			0.98%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	9.87%	35.68%		15.64%			13.10%
Russell 1000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent	11.79%	42.19%		19.74%			16.52%
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent	7.06%	27.76%		10.69%			9.23%
Focused Value Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Focused Value Select Index
Average Annual Return, Percent	9.33%	38.90%		10.37%	9.48%
Russell 2000 Focused Value Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Focused Value Select Index
Average Annual Return, Percent	6.78%	25.49%	16.65%